Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		$ 790	$ (7,802)		$ 1,174
Cash flow hedges		(110)	(52)		(96)
Re-measurements of post-employment benefits		(182)	99	[1]	(37)	[1]
Total comprehensive income		10,912	(2,068)	[1]	10,205	[1]
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(21,079)	(13,705)		(14,758)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		1,143	(7,374)		1,053
Re-measurements of post-employment benefits		0
Total comprehensive income		1,143	(7,374)		1,053
Ending balance		(19,936)	(21,079)		(13,705)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		494	586		744
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		0
Re-measurements of post-employment benefits		0
Total comprehensive income		(97)	(92)		(158)
Ending balance		397	494		586
Hedging reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		(97)	(92)		(158)
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(1,567)	(1,665)		(1,612)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		0
Re-measurements of post-employment benefits		(173)	98		(53)
Total comprehensive income		(173)	98		(53)
Ending balance		(1,740)	(1,567)		(1,665)
Post- employment benefits [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		0
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(22,152)	(14,784)		(15,626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	[2]	1,143	(7,374)		1,053
Cash flow hedges	[2]	(97)	(92)		(158)
Re-measurements of post-employment benefits	[2]	(173)	98		(53)
Total comprehensive income	[2]	873	(7,368)		842
Ending balance		(21,279)	(22,152)		(14,784)
OCI reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges		$ (97)	$ (92)		$ (158)

[1]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[2]	See Note 23 Changes in equity and earnings per share.